OTHER ASSETS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
OTHER ASSETS
Property and equipment, net		$ 117,630	$ 22,858
Staff advances		61,745	65,177
Refundable deposit		32,873	17,519
Intangible assets, net		7,693	1,411
Deferred tax assets		1,576
Deferred IPO cost			20,948
Others		17,918	21,366
Total	$ 30,739	$ 239,435	$ 149,279